Employee benefits - Change in benefit obligation and fair value of plan assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Amounts recognized in accumulated other comprehensive loss
Amounts recognized in AOCI attributable to Noncontrolling interests	$ 0	$ (3)	$ (3)
Defined pension benefits
Defined Benefit Plan, Change in Benefit Obligation
Benefit obligation at January 1	12,355	12,063
Service cost	267	243	249
Interest cost	305	409	373
Contributions by plan participants	76	81
Benefit payments	(614)	(632)
Benefit obligations of businesses acquired (divested)		(27)
Actuarial (gain) loss	(469)	1,536
Plan amendments and other	(141)	(64)
Exchange rate differences	(555)	(1,254)
Benefit obligation at December 31	11,224	12,355	12,063
Defined Benefit Plan, Change in Fair Value of Plan Assets
Fair value of plan assets at January 1	10,465	10,930
Actual return on plan assets	(8)	918
Contributions by employer	243	308
Contributions by plan participants	76	81
Benefit payments	(614)	(632)
Plan assets of businesses acquired (divested)		(25)
Plan amendments and other		(68)
Exchange rate differences	(419)	(1,047)
Fair value of plan assets at December 31	9,743	10,465	10,930
Funded status-underfunded	(1,481)	(1,890)
Amounts recognized in accumulated other comprehensive loss
Net actuarial loss	(2,383)	(2,765)	(2,050)
Prior service (cost) credit	127	2	(21)
Amount recognized in OCI and NCI	(2,256)	(2,763)	(2,071)
Taxes associated with amount recognized in OCI and NCI	512	652	459
Amount recognized in OCI and NCI, net of tax	(1,744)	(2,111)	(1,612)
Other postretirement benefits
Defined Benefit Plan, Change in Benefit Obligation
Benefit obligation at January 1	245	236
Service cost	1	1	1
Interest cost	8	10	9
Benefit payments	(15)	(14)
Actuarial (gain) loss	(31)	14
Plan amendments and other	(27)
Exchange rate differences	(3)	(2)
Benefit obligation at December 31	178	245	236
Defined Benefit Plan, Change in Fair Value of Plan Assets
Contributions by employer	15	14
Benefit payments	(15)	(14)
Funded status-underfunded	(178)	(245)
Amounts recognized in accumulated other comprehensive loss
Net actuarial loss	(8)	(39)	(25)
Prior service (cost) credit	33	16	24
Amount recognized in OCI and NCI	25	(23)	(1)
Amount recognized in OCI and NCI, net of tax	$ 25	$ (23)	$ (1)